STOCK-BASED COMPENSATION	12 Months Ended
Mar. 31, 2024
Share-based payment arrangements [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION
Employee Share Purchase Plan:
Under the terms of the Company’s Employee Share Purchase Plan, qualifying employees of the Company may set aside funds through payroll deductions for an amount up to a maximum of 10% of their base salary or $10,000 in any one calendar year. Subject to the member not making withdrawals from the plan, the Company makes contributions to the plan equal to 20% of a member’s contribution to the plan during the year, up to a maximum of 1% of the member’s salary or $2,000. Shares for the plan may be issued from treasury or purchased in the market as determined by the Company’s Board of Directors. During the years ended March 31, 2024 and March 31, 2023, no shares were issued from treasury related to the plan.
Stock Option Plan:
The Company uses a stock option plan to attract and retain key employees, officers and directors. Under the Company’s 1995 Stock Option Plan (the “1995 Plan”), the shareholders have approved a maximum of 5,991,839 common shares for issuance, with the maximum reserved for issuance to any one person at 5% of the common shares outstanding at the time of the grant. Time-vested stock options vest over four-year periods. The exercise price is either the price of the Company’s common shares on the TSX at closing for the day prior to the date of the grant or the five-day volume weighted average price of the Company’s common shares on the TSX prior to the date of the grant. Stock options granted under the 1995 Plan may be exercised during periods not exceeding seven years from the date of grant, subject to earlier termination upon the option holder ceasing to be a director, officer or employee of the Company. Stock options issued under the 1995 Plan are non-transferable. Any stock option granted that is cancelled or terminated for any reason prior to exercise is returned to the pool and becomes available for future stock option grants. In the event that the stock option would otherwise expire during a restricted trading period, the expiry date of the stock option is extended to the 10th business day following the date of expiry of such period. In addition, the 1995 Plan restricts the granting of stock options to insiders that may be under the 1995 Plan.

Under the Company’s 2006 Stock Option Plan (the “2006 Plan”), the shareholders have approved a maximum of 5,159,000 common shares for issuance. The terms of the 2006 Plan are identical to those of the 1995 Plan, except that the maximum number of common shares to be issued pursuant to the issue of options under the 2006 Plan is 5,159,000 common shares.

As at March 31, 2024, there are a total of 1,751,082 common shares remaining for future stock option grants under both plans (March 31, 2023 - 1,894,578).

Years ended		March 31 2024		March 31 2023
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
Stock options outstanding, beginning of year	785,429	$26.69	890,408	$21.04
Granted	176,112	57.71	223,144	36.42
Exercised (i)	(105,398)	20.45	(291,659)	17.02
Forfeited	(32,616)	40.86	(36,464)	25.59
Stock options outstanding, end of year	823,527	$33.56	785,429	$26.69
Stock options exercisable, end of year, time-vested options	369,483	$24.54	286,424	$21.16

(i) For the year ended March 31, 2024, the weighted average share price at the date of exercise was $57.26 (March 31, 2023 - $49.16).

As at March 31, 2024		Stock options outstanding		Stock options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
$20.22 - $20.60	196,165	3.2 years	$20.23	144,343	$20.23
$20.61 - $32.92	265,219	3.4 years	26.58	178,373	24.88
$32.93 - $40.76	183,568	5.1 years	35.78	43,189	35.78
$40.77 - $57.71	178,575	6.1 years	56.31	3,578	45.74
$20.22 - $57.71	823,527	4.3 years	$33.56	369,483	$24.54
The fair values of the Company’s stock options issued during the periods presented were estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions. Expected stock price volatility was determined at the time of the grant by considering historical share price volatility. Expected stock option grant life was determined at the time of the grant by considering the average of the grant vesting period and the grant exercise period.

Years ended	March 31 2024	March 31 2023
Weighted average risk-free interest rate	3.52%	2.66%
Dividend yield	0%	0%
Weighted average expected volatility	36%	34%
Weighted average expected life	4.77 years	4.75 years
Number of stock options granted: Time-vested	176,112	223,144
Weighted average exercise price per option	$ 57.71	$ 36.42
Weighted average value per option: Time-vested	$ 20.83	$ 12.24
Restricted Share Unit Plan:
During the year ended March 31, 2024, the Company granted 161,568 time-vesting restricted share units (“RSUs”), (210,678 in the year ended March 31, 2023) and 126,944 performance-based RSUs, (152,690 in the year ended March 31, 2023). The Company measures these RSUs based on the fair value at the date of grant and a compensation expense is recognized over the vesting period in the consolidated statements of income with a corresponding increase in contributed surplus. The performance-based RSUs vest upon successful achievement of certain operational and share price targets.

On May 18, 2022, the RSU plan was amended so that RSUs granted may be settled in ATS Common Shares, where deemed advisable by the Company, as an alternative to cash payments. It is the Company's intention to settle these RSUs with ATS Common Shares and therefore the Company measures these RSUs as equity awards based on fair value. At March 31, 2024, 725,290 shares are held in a trust and may be used to settle some or all of the RSU grants when they are fully vested. The trust is consolidated in the Company's annual audited consolidated financial statements with the value of the acquired common shares presented as a reduction of share capital.

The RSUs issued prior to May 18, 2022 give the employee the right to receive a cash payment based on the market value of a common share of the Company. The RSU liability is recognized quarterly based on the expired portion of the vesting period and the change in the Company’s stock price. The change in value of the RSU liability is included in the consolidated statements of income in the period of the change. At March 31, 2024, the value of the outstanding liability related to the RSU plan was $13,875 (March 31, 2023 - $36,177). The RSU liability is included in accounts payable and accrued liabilities on the consolidated statements of financial position

The weighted average remaining vesting period for the time-vesting RSUs and performance-based RSUs to be settled in cash is 0.25 years.
Deferred Stock Unit Plan:
During the year ended March 31, 2024, the Company granted 32,498 units (March 31, 2023 - 33,998 units). During the years ended March 31, 2024 and March 31, 2023, no units were redeemed upon directors' retirement from the Board. As at March 31, 2024, the value of the outstanding liability related to the DSUs was $19,661 (2023 - $22,565).The DSU liability is revalued at each reporting date based on the change in the Company’s stock price. The DSU liability is included in accounts payable and accrued liabilities on the consolidated statements of financial position. The change in the value of the DSU liability is included in the consolidated statements of income in the period of the change.
The following table shows the compensation expense related to the Company's share-based payment plans:

For the years ended	March 31 2024	March 31 2023
Stock options	$2,454	$1,772
RSUs	14,240	22,705
DSUs	(2,904)	6,115
	$13,790	$30,592
The decrease in stock-based compensation costs for the year ended March 31, 2024 is attributable to lower expenses from the revaluation of RSUs that are treated as liability awards and DSUs based on the market price of the Company's shares.